Summary of significant accounting policies - Remaining performance obligations (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligation, Revenue		$ 149.5
Remaining Performance Obligation, Revenue Recognition Percentage		86.00%
Remaining Performance Obligation, Revenue Recognition Period		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligation, Revenue	$ 199.1
Remaining Performance Obligation, Revenue Recognition Percentage	82.00%
Remaining Performance Obligation, Revenue Recognition Period	12 months